Personnel expenses - Summary of detailed information about personnel expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Disclosure Of Personnel Expenses Explanatory [Abstract]
Salaries and short-term employee benefits	$ 9,750	$ 24,934	$ 22,049
Post-employment benefits	472	1,833	1,346
Share-based compensation	3,420	2,109	3,604
Termination benefits	335	2,006	566
Employee benefits expense	$ 13,977	$ 30,882	$ 27,565